Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net cash (used in)/ provided by operating activities	$ 978	$ (601)
Cash flows from investing activities
Net cash provided by/ (used in) investing activities	(299)	814
Cash flows from financing activities
Proceeds from short-term borrowings	2,204	1,200
Repayments of short-term borrowings		(2,439)
Proceeds from borrowing from related parties		200
Repayments of borrowing from related parties		(200)
Net cash (used in)/provided by financing activities	2,204	(1,239)
Effects of exchange rate changes on cash, cash equivalents and restricted cash
Net change in cash, cash equivalents and restricted cash	2,883	(1,026)
Cash, cash equivalents and restricted cash at beginning of periods	8,441	10,055
Cash, cash equivalents and restricted cash at end of periods	11,324	9,029
Supplemental disclosure of cash flow information
Income tax paid
Interest paid	(93)	(75)
Supplemental disclosure of non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$ 5,977